Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with the generally accepted accounting principles in the United States of America (“U.S. GAAP”). The Company’s fiscal year end date is December 31.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the accounts of United World BVI, its subsidiaries, and the VIE. All intercompany transactions and balances between United World BVI, its subsidiaries and the VIE are eliminated upon consolidation.

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the periods presented. Significant accounting estimates reflected in the Company’s consolidated financial statements include fair value of assets and liabilities, the useful lives of property and equipment, collectability of receivables, and realization of deferred tax assets. Actual results could differ from these estimates.

Foreign currency translation and transactions

Foreign currency translation and transactions

The reporting currency of United World BVI is the U.S. dollar (USD). United World BVI uses USD as its functional currency. United World BVI’s subsidiaries and the VIE in China and Hong Kong use the local currency, Renminbi (“RMB”) and Hong Kong dollar (“HKD”), as their functional currency, respectively. Assets and liabilities are translated at the current exchange rate as quoted by the People’s Bank of China (the “PBOC”) at the end of the period. Income and expense accounts are translated at the average translation rates and the equity accounts are translated at historical rates. Translation adjustments resulting from this process are included in accumulated other comprehensive income (loss) in the statement of changes in equity. Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

The balance sheet amounts, with the exception of equity, on December 31, 2019 and 2018, were translated at 6.9632 RMB and 6. 8785 RMB to $1.00, respectively. The equity accounts were stated at their historical rates. The average translation rates applied to statements of operations and comprehensive income (loss) accounts for the years ended December 31, 2019, 2018 and 2017 were 6.9098 RMB, 6.6199 RMB, and 6.7563 RMB to $1.00, respectively. Cash flows were also translated at average translation rates for the periods and, therefore, amounts reported on the statement of cash flows would not necessarily agree with changes in the corresponding balances on the consolidated balance sheet. The transactions dominated in HKD are immaterial.

Cash and cash equivalents

Cash and cash equivalents

Cash includes cash on hand and demand deposits in accounts maintained with commercial banks within the PRC. The Company considers all highly liquid investments with original maturities of three months or less when purchased to be cash equivalents. Cash balances in bank accounts in PRC are not insured by the Federal Deposit Insurance Corporation or other programs.

Accounts receivable

Accounts receivable

During the normal course of business, the Company extends unsecured credit to its customers. Accounts receivable are stated at the amount the Company expects to collect from customers. Management reviews its accounts receivable balances each reporting period to determine if an allowance for doubtful accounts is required. An allowance for doubtful accounts is recorded in the period in which loss is determined to be probable based on assessment of specific evidence indicating doubtful collection, historical experience, account balance aging and prevailing economic conditions. Bad debts are written off against the allowance after all collection efforts have ceased. For the years ended December 31, 2019, 2018 and 2017, the Company recorded bad debt expenses of $125,180, $0 and $0, respectively. The average collection term for accounts receivable was three to twelve months.

Inventories

Inventories

Inventories consist of dietary supplements and cosmetic products ready for sale and are stated at the lower of cost or net realizable value. The Company values inventories using the weighted average costing method. The Company's policy is to include as a part of inventories any freight incurred to ship the products from contract manufacturers to its warehouses. Outbound delivery costs for shipping to customers are considered period costs and reflected in selling, general and administrative expenses. The Company regularly review inventories and consider forecasts of future demand, market conditions and product obsolescence.

If the estimated realizable value of inventories is less than cost, the Company makes provisions to reduce its carrying value to its estimated market value. As of December 31, 2019 and 2018, the balance for the inventories totaled $1,113,783 and $0, respectively. There was no obsolescence reserve at December 31, 2019 and 2018, respectively.

Property and equipment

Property and equipment

Property and equipment are stated at historical cost. Depreciation is provided over the estimated useful life of each class of depreciable assets and is computed using the straight-line method over the useful lives of the assets are as follows:

Useful Life
Office equipment and furniture	3-5 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of operations. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized.

Impairment for long-lived assets

Impairment for long-lived assets

Long-lived assets, including, property and equipment and intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated discounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. When the Company identifies an impairment, the Company reduces the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values.

As of December 31, 2019 and 2018, management believes no impairment charge is necessary.

Leases

Leases

In February 2016, the FASB established Topic 842, Leases, by issuing ASU No. 2016-02, which requires lessees to recognize the rights and obligations created by leases on the balance sheet and disclose key information about leasing arrangements. Topic 842 was subsequently amended by ASU No. 2018-11, Targeted Improvements, ASU No. 2018-10, Codification Improvements to Topic 842, and ASU No. 2018-01, Land Easement Practical Expedient for Transition to Topic 842. The new standard establishes a right-of-use model (ROU) that requires a lessee to recognize a ROU asset and lease liability on the balance sheet for all leases with a term longer than 12 months. Leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the statement of operations.

The new standard became effective April 1, 2019. A modified retrospective transition approach is required, applying the new standard to all leases existing at the date of initial application. An entity may choose to use either (1) its effective date or (2) the beginning of the earliest comparative period presented in the financial statements as its date of initial application. If an entity chooses the second option, the transition requirements for existing leases also apply to leases entered into between the date of initial application and the effective date. The entity must also recast its comparative period financial statements and provide the disclosures required by the new standard for the comparative periods. The Company adopted the new standard on January 1, 2019 using the modified retrospective transition approach as of the effective date of the initial application. The new standard provides a number of optional practical expedients in transition. The Company elected the “package of practical expedients”, which permits entities not to reassess under the new lease standard prior conclusions about lease identification, lease classification and initial direct costs. The Company does not expect to elect the use-of-hindsight or the practical expedient pertaining to land easements.

The most significant effects of the adoption of the new standard relate to the recognition of new ROU assets and lease labilities on our balance sheet for office operating leases and providing significant new disclosures about our leasing activities.

The new standard also provides practical expedients for an entity’s ongoing accounting. The Company has also elected the short-term leases recognition exemption for all leases that qualify. This means that the Company will not recognize ROU assets or lease liabilities, and this includes not recognizing ROU assets and lease liabilities, for existing short-term leases of those assets in transition. The Company also currently expects to elect the practical expedient to not separate lease and non-lease components for its leases. All existing leases are reported under this rule.

Under ASC 840, leases were classified as either capital or operating, and the classification significantly impacted the effect the contract had on the company’s financial statements. Capital lease classification resulted in a liability that was recorded on a company’s balance sheet, whereas operating leases did not impact the balance sheet. Since the Company elected not to recast the prior year financial statements and the Company did not have any long term lease contracts prior to 2019, the Company did not have operating lease right-of-use asset or operating lease liabilities for prior year financial statements after the new adoption. As of December 31, 2019, the Company recorded $121,777 of operating lease right-of-use asset and $121,777 of operating lease liabilities.

Fair value measurement

Fair value measurement

The Company adopted ASC Topic 820, Fair Value Measurements and Disclosures which defines fair value, establishes a framework for measuring fair value and expands financial statement disclosure requirements for fair value measurements.

ASC Topic 820 defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants in the principal or most advantageous market for the asset or liability. ASC Topic 820 specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 inputs to the valuation methodology are unobservable and significant to the fair value. Unobservable inputs are valuation technique inputs that reflect the Company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

Management of the Company is responsible for determining the assets acquired, liabilities assumed and intangibles identified as of the acquisition date and considered a number of factors including valuations from independent appraiser.

When available, the Company uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Company measures fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. As of December 31, 2019 and 2018, there are no assets or liabilities that are measured and reported at fair value on a recurring basis.

Fair values of financial instruments

Fair values of financial instruments

Financial instruments include cash and cash equivalents, accounts receivable, prepayments and other current assets, other payable and accrued liabilities, advance from related parties, and taxes payable. The Company considers the carrying amount of short-term financial instrument to approximate their fair values because of the short period of time between the origination of such instruments and their expected realization.

Revenue recognition

Revenue recognition

The Company’s revenue is primarily generated from organizing conferences and events.

Before 2018, the Company followed ASC 605 and recognized revenue based on revenue recognition criteria as below:

1)	persuasive evidence of an arrangement exists,

2)	transfer of title has occurred or services have been rendered,

3)	the selling price is fixed or determinable and

4)	collectability is reasonably assured.

The Company adopted Accounting Standards Codification (“ASC”) 606 in the first quarter of 2018 using the modified retrospective approach. ASC 606, Revenue from Contracts with Customers, establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied.

The Company has assessed the impact of the guidance by performing the following five steps analysis:

Step 1: Identify the contract

Step 2: Identify the performance obligations

Step 3: Determine the transaction price

Step 4: Allocate the transaction price

Step 5: Recognize revenue

Based on the assessment, the Company concluded that there was no change to the timing and pattern of revenue recognition for its current revenue streams in scope of Topic 606 and therefore there were no material changes to the Company’s consolidated financial statements upon adoption of ASC 606.

The PRC operating companies were subject to value added tax (VAT) and related surcharges on the revenue earned for services provided in China. The applicable business tax rate was 3%. Business tax and related surcharges are deducted from revenues before arriving at net revenues. Revenue is recognized net of VAT in the consolidated statement of operations. As of December 31, 2019 and 2018, the VAT payable was $80,993 and $37,586, respectively.

Cost of revenue	Cost of revenue Cost of revenue for conference and events mainly consist of rental cost, enhancements on the location where the events are held, traveling expense, labor cost, lodging cost, etc.
Income taxes

Income taxes

The Company accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred income tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. The components of the deferred tax assets and liabilities are individually classified as non-current based on their characteristics.

The Company accounts for uncertainty in income taxes and the evaluation of a tax position is a two-step process. The first step is to determine whether it is more likely than not that a tax position will be sustained upon examination, including the resolution of any related appeals or litigation based on the technical merits of that position. The second step is to measure a tax position that meets the more-likely-than-not threshold to determine the amount of benefit to be recognized in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likelihood of being realized upon ultimate settlement. Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent period in which the threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not criteria should be de-recognized in the first subsequent financial reporting period in which the threshold is no longer met.

The Company recognizes interest on non-payment of income taxes under requirement by tax law and penalties associated with tax positions when a tax position does not meet the minimum statutory threshold to avoid payment of penalties. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000. In the case of transfer pricing issues and tax evasion, the statute of limitation is ten years and twenty years, respectively. The tax returns of the Company’s subsidiary and the PRC Operating Companies are subject to examination by the relevant tax authorities. The Company did not have any material interest or penalties associated with tax positions and did not have any significant unrecognized uncertain tax positions as of December 31, 2019 and 2018, respectively.

Commitments and Contingencies

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and specific facts and circumstances of each matter.

Earnings (losses) per share

Earnings (losses) per share

Basic earnings (losses) per share are computed by dividing net income (losses) attributable to holders of common stock by the weighted average number of common stock outstanding during the year. Diluted earnings (losses) per share reflect the potential dilution that could occur if securities to issue common stock were exercised. The dilutive effect of outstanding share-based awards is reflected in the diluted earnings (losses) per share by application of the treasury stock method. Dilutive equivalent shares are excluded from the calculation in loss periods, as their effects would be anti-dilutive.

There were no potentially dilutive securities outstanding as of December 31, 2019 and 2018, respectively.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) is defined to include all changes in shareholders’ equity except those resulting from investments by owners and distributions to owners. The Company presents items of net income (loss) and other comprehensive income (loss) in one continuous statement, the Consolidated Statements of Operations and Comprehensive income (loss). The components of other comprehensive income or loss consist solely of foreign currency translation adjustments.

Defined contribution plan

Defined contribution plan

The full-time employees of the PRC Operating Companies are entitled to staff welfare benefits including medical care, pension benefits, unemployment insurance and other welfare, which are government mandated defined contribution plans. The Company is required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued. Total expenses for the plans were $16,710, $11,903 and $8,841 for the years ended December 31, 2019, 2018 and 2017, respectively. As of December 31, 2019 and 2018, the accrued contribution was $0 and $917, respectively.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers (Topic 606) (ASU 2014-09), which supersedes the revenue recognition requirements in Topic 605, Revenue Recognition, including most industry-specific revenue recognition guidance throughout the Industry Topics of the Codification. The core principle of ASU 2014-09 is to recognize revenues when promised goods or services are transferred to customers in an amount that reflects the consideration that is expected to be received for those goods or services. In August 2015, the FASB issued ASU 2015-14, which deferred the effective date of ASU 2014-09 to fiscal years beginning after December 31, 2017, and interim periods within those fiscal years, with early adoption permitted for reporting periods beginning after December 15, 2016. Subsequently, the FASB issued ASUs in 2016 containing implementation guidance related to ASU 2014-09, including: ASU 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net), which is intended to improve the operability and understandability of the implementation guidance on principal versus agent considerations; ASU 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing, which is intended to clarify two aspects of Topic 606: identifying performance obligations and licensing implementation guidance; ASU 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients, which contains certain provisions and practical expedients in response to identified implementation issues; and ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers, which is intended to clarify the Codification or to correct unintended application of guidance. ASU 2014-09 allows for either full retrospective or modified retrospective adoption. The Company adopted ASU 2014-09 and the related ASUs on January 1, 2018 using the modified retrospective method, which did not result in a cumulative catch-up adjustment to the opening balance sheet of retained earnings at the effective date.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). The new standard establishes a right-of-use (“ROU”) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. The new standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The Company adopted this ASU on the consolidated financial statements in the year ended December 31, 2019.

In August 2018, the FASB Accounting Standards Board issued ASU No. 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”). ASU 2018-13 modifies the disclosure requirements on fair value measurements. ASU 2018-13 is effective for public entities for fiscal years beginning after December 15, 2019, with early adoption permitted for any removed or modified disclosures. The removed and modified disclosures will be adopted on a retrospective basis and the new disclosures will be adopted on a prospective basis. The Company does not expect this guidance will have a material impact on its consolidated financial statements.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated financial position, statements of operations and cash flows.